15. COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases certain facilities under long-term, non-cancelable leases and monthly or quarterly leases. These leases are accounted for as operating leases. Rent expense for continuing operations amounted to RMB15,330 RMB13,755and RMB7,961 for the years ended December 31, 2018, 2017 and 2016, respectively. Rent expense for discontinued operations amounted to nil, RMB249 and RMB4,903 for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company launched a new brokerage business model in early 2018 to convert its distribution network into a broker distribution network that is not owned, leased, or staffed by the Company, in part to comply with regulations prohibiting the promotion of financing projects on physical premises. This conversion was completed in August 2018.

Future minimum payments for operations under long-term, non-cancelable leases as of December 31, 2018 are as follows:

Year Ending December 31,	Future Minimum Payments
RMB
2019	2,029
2020	2,982
2021	1,583
2022	-
2023	-
Total	6,594

Capital Commitments

As of December 31, 2018, the Company’s capital commitments contracted but not yet reflected in the consolidated financial statements amounted to nil.

Legal Proceedings

In the opinion of management, there are no material claims assessments or litigation pending against the Company.